Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Premiums receivable from underwriting activities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 24.6	$ 21.0	$ 25.0
Charged to Costs and Expenses	1.7	3.6	(4.0)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	22.9	24.6	21.0
Reinsurance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	27.5	0.0	0.0
Charged to Costs and Expenses	11.3	(27.5)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	16.2	27.5	0.0
Deferred tax valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	64.0	172.7	145.7
Charged to Costs and Expenses	(17.7)	(105.5)	(21.5)
Charged to Other Accounts	(2.9)	3.2	(5.5)
Deductions	0.0	0.0	0.0
Balance at End of Year	$ 49.2	$ 64.0	$ 172.7